UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MILLER INCOME OPPORTUNITY TRUST

FORM N-Q

JUNE 30, 2015

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 71.2%
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.9%
General Motors Co.	26,800	$893,244

Diversified Consumer Services - 1.7%
StoneMor Partners LP	60,000	1,809,000

Media - 4.9%
New Media Investment Group Inc.	283,200	5,077,776

Specialty Retail - 1.3%
GameStop Corp., Class A Shares	32,900	1,413,384

TOTAL CONSUMER DISCRETIONARY		9,193,404

ENERGY - 1.9%
Energy Equipment & Services - 0.6%
Nordic American Offshore Ltd.	80,000	651,200	*

Oil, Gas & Consumable Fuels - 1.3%
Gazprom PAO, ADR	116,400	613,428
LinnCo LLC	78,400	740,880

Total Oil, Gas & Consumable Fuels		1,354,308

TOTAL ENERGY		2,005,508

FINANCIALS - 43.7%
Banks - 1.0%
Sberbank of Russia, ADR	200,000	1,044,000

Capital Markets - 12.8%
Apollo Global Management LLC, Class A Shares	120,000	2,658,000
BGC Partners Inc., Class A Shares	196,400	1,718,500
Ellington Financial LLC	49,000	906,990
Fortress Investment Group LLC, Class A Shares	451,400	3,295,220
KKR & Co. LP	98,500	2,250,725
Oaktree Capital Group LLC	15,200	808,336
Och-Ziff Capital Management Group LLC	143,100	1,748,682

Total Capital Markets		13,386,453

Diversified Financial Services - 1.4%
Compass Diversified Holdings	90,000	1,476,000

Insurance - 2.8%
HCI Group Inc.	33,000	1,458,930
Validus Holdings Ltd.	32,600	1,434,074

Total Insurance		2,893,004

Real Estate Investment Trusts (REITs) - 25.7%
Altisource Residential Corp.	180,000	3,033,000
American Capital Agency Corp.	81,700	1,500,829
American Capital Mortgage Investment Corp.	52,000	831,480
American Realty Capital Properties Inc.	485,000	3,943,050
Capstead Mortgage Corp.	105,000	1,165,500
Chimera Investment Corp.	110,200	1,510,842
Communications Sales & Leasing Inc.	33,940	838,997	*
CYS Investments Inc.	124,700	963,931
Hatteras Financial Corp.	132,300	2,156,490
New Residential Investment Corp.	143,750	2,190,750
NorthStar Realty Finance Corp.	196,900	3,130,710
Pennymac Mortgage Investment Trust	140,000	2,440,200
Starwood Property Trust Inc.	145,200	3,131,964

Total Real Estate Investment Trusts (REITs)		26,837,743

TOTAL FINANCIALS		45,637,200

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY		SHARES	VALUE
INDUSTRIALS - 4.7%
Commercial Services & Supplies - 1.2%
Quad Graphics Inc.		29,100	$538,641
R.R. Donnelley & Sons Co.		44,300	772,149

Total Commercial Services & Supplies			1,310,790

Trading Companies & Distributors - 3.5%
Fortress Transportation & Infrastructure Investors LLC		200,000	3,626,000	*

TOTAL INDUSTRIALS			4,936,790

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 1.0%
QUALCOMM Inc.		16,500	1,033,395

IT Services - 1.4%
QIWI PLC, ADR		50,800	1,424,940

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.		13,700	1,718,323
Seagate Technology PLC		18,700	888,250

Total Technology Hardware, Storage & Peripherals			2,606,573

TOTAL INFORMATION TECHNOLOGY			5,064,908

MATERIALS - 1.7%
Chemicals - 1.7%
OCI Partners LP		104,300	1,757,455

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.7%
Frontier Communications Corp.		325,000	1,608,750
Windstream Holdings Inc.		28,283	180,445

Total Diversified Telecommunication Services			1,789,195

Wireless Telecommunication Services - 0.6%
Mobile Telesystems PJSC		140,000	616,726

TOTAL TELECOMMUNICATION SERVICES			2,405,921
UTILITIES - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
Abengoa Yield PLC		105,000	3,288,600

TOTAL COMMON STOCKS (Cost - $81,316,844)			74,289,786

	RATE
CONVERTIBLE PREFERRED STOCKS - 6.4%
CONSUMER DISCRETIONARY - 2.9%
Household Durables - 2.9%
William Lyon Homes	6.500%	24,000	3,039,000

TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.5%
Frontier Communications Corp.	11.125%	28,000	2,797,200
Iridium Communications Inc.	6.750%	2,600	860,860

TOTAL TELECOMMUNICATION SERVICES			3,658,060

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $5,910,067)			6,697,060

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 9.7%
FINANCIALS - 9.7%
Capital Markets - 9.7%
Fifth Street Finance Corp.			480,000	$3,144,000	(a)
MVC Capital Inc.			142,600	1,454,520	(a)
Triangle Capital Corp.			171,213	4,013,233	(a)
TriplePoint Venture Growth BDC Corp.			114,266	1,540,305	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $10,924,989)				10,152,058

PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Banks - 0.6%
Popular Inc.	8.500%		27,000	622,350

Real Estate Investment Trusts (REITs) - 0.6%
NorthStar Realty Finance Corp.	8.750%		26,000	655,460

TOTAL PREFERRED STOCKS (Cost - $1,291,332)				1,277,810

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 2.5%
CONSUMER STAPLES - 2.5%
Personal Products - 2.5%
Herbalife Ltd., Senior Notes (Cost - $2,185,286)	2.000%	8/15/19	$3,000,000	2,653,125

CORPORATE BONDS & NOTES - 2.5%
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	500,000	480,000

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Arch Coal Inc., Senior Notes	9.875%	6/15/19	3,880,000	659,600

INDUSTRIALS - 1.4%
Airlines - 1.4%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	805,459	716,859
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	6.820%	1/30/19	710,723	714,276

TOTAL INDUSTRIALS				1,431,135

TOTAL CORPORATE BONDS & NOTES (Cost - $3,485,823)				2,570,735

MUNICIPAL BONDS - 3.3%
Puerto Rico - 3.3%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty	5.125%	7/1/47	2,475,000	2,425,574
Puerto Rico Highways & Transportation Authority Revenue	5.250%	7/1/36	1,065,000	1,047,673

TOTAL MUNICIPAL BONDS (Cost - $3,174,912)				3,473,247

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 2.3%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
SuperMedia Inc., Term Loan B	11.600%	12/30/16	$617,726	$369,091	(b)(c)

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Arch Coal Inc., Term Loan B	—	5/16/18	2,994,884	2,047,752	(d)

TOTAL SENIOR LOANS (Cost - $2,887,333)				2,416,843

TOTAL INVESTMENTS - 99.1% (Cost - $111,176,586#)				103,530,664
Other Assets in Excess of Liabilities - 0.9%				893,653

TOTAL NET ASSETS - 100.0%				$104,424,317

*	Non-income producing security.

(a)	Security is a business development company.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(d)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BDC	— Business Development Company
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$74,289,786	—	—	$74,289,786
Convertible preferred stocks	6,697,060	—	—	6,697,060
Investments in underlying funds	10,152,058	—	—	10,152,058
Preferred stocks	1,277,810	—	—	1,277,810
Convertible bonds & notes	—	$2,653,125	—	2,653,125
Corporate bonds & notes:
Industrials	—	716,859	$714,276	1,431,135
Other corporate bonds & notes	—	1,139,600	—	1,139,600
Municipal bonds	—	3,473,247	—	3,473,247
Senior loans	—	2,416,843	—	2,416,843

Total investments	$92,416,714	$10,399,674	$714,276	$103,530,664

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2015, as a result of the fair value pricing procedures for the international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2015, securities valued at $1,660,726 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,248,510
Gross unrealized depreciation	(12,894,432)

Net unrealized depreciation	$(7,645,922)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015